CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Adjustment	Common Stock Outstanding	Common Stock Outstanding Previously Reported	Common Stock Outstanding Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income Revision of Prior Period, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Temporary equity, shares outstanding (in shares)	112,558,444	25,729,542	86,828,902
Class A common stock subject to possible redemption	$ 394,408	$ 394,408	$ 0
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2020	112,558,444	25,729,542	86,828,902
Beginning balance, temporary equity at Dec. 31, 2020	$ 394,408	$ 394,408	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock (in shares)	15,898,496
Issuance of preferred stock	$ 83,073
Exercise of warrants (in shares)	691,453
Exercise of a warrant, Series C and D Preferred Stock	$ 3,150
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	29,521,810	99,626,583
Ending balance, temporary equity at Dec. 31, 2021	$ 480,631	$ 480,631	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2020				7,246,285	1,656,415	5,589,870
Balance at the beginning at Dec. 31, 2020	(311,216)	(311,216)	0	$ 1	$ 0	$ 1	$ 18,817	$ 18,818	$ (1)	$ (333,200)	$ (333,200)	$ 0	$ 3,166	$ 3,166	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,531						2,531
Repurchase of equity instruments	(396)						(396)
Net loss	(46,689)									(46,689)
Issuance of common stock upon exercise of options (in shares)				1,970,875
Issuance of common stock upon exercise of options	758						758
Foreign currency translation adjustments	$ 95												95
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	9,217,160			9,217,160	2,106,934	7,110,226
Balance at the end at Dec. 31, 2021	$ (354,917)	$ (354,917)	$ 0	$ 1	$ 0	$ 1	21,710	21,711	(1)	(379,889)	(379,889)	0	3,261	3,261	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Temporary equity, shares outstanding (in shares)	129,148,393	29,521,810	99,626,583
Class A common stock subject to possible redemption	$ 480,631	$ 480,631	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Mar. 31, 2022	129,148,393
Ending balance, temporary equity at Mar. 31, 2022	$ 480,631
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	738						738
Net loss	(16,778)									(16,778)
Issuance of common stock upon exercise of options (in shares)				5,031
Issuance of common stock upon exercise of options	7						7
Foreign currency translation adjustments	(28)												(28)
Ending balance, Common stock, shares outstanding (in shares) at Mar. 31, 2022				9,222,191
Balance at the end at Mar. 31, 2022	$ (370,978)			$ 1			22,455			(396,667)			3,233
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	29,521,810	99,626,583
Beginning balance, temporary equity at Dec. 31, 2021	$ 480,631	$ 480,631	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	129,148,393	29,521,810	99,626,583
Ending balance, temporary equity at Dec. 31, 2022	$ 480,631	$ 480,631	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	9,217,160			9,217,160	2,106,934	7,110,226
Balance at the beginning at Dec. 31, 2021	$ (354,917)	(354,917)	0	$ 1	$ 0	$ 1	21,710	21,711	(1)	(379,889)	(379,889)	0	3,261	3,261	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,527						2,527
Repurchase of equity instruments	(649)						(649)
Net loss	$ (76,356)									(76,356)
Issuance of common stock upon exercise of options (in shares)	1,968,000			1,204,891
Issuance of common stock upon exercise of options	$ 1,194						1,194
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	928												928
Foreign currency translation adjustments	$ (1,449)												(1,449)
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2022	10,422,051			10,422,051	2,382,358	8,039,693
Balance at the end at Dec. 31, 2022	$ (428,722)	$ (428,722)	$ 0	$ 1	$ 0	$ 1	24,782	$ 24,783	$ (1)	(456,245)	$ (456,245)	$ 0	2,740	$ 2,740	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Temporary equity, shares outstanding (in shares)	129,148,393
Class A common stock subject to possible redemption	$ 480,631
Temporary equity, shares outstanding (in shares)	129,148,393	29,521,810	99,626,583
Class A common stock subject to possible redemption	$ 480,631	$ 480,631	$ 0
Exercise of warrants (in shares)	594,309
Exercise of a warrant, Series C and D Preferred Stock	$ 5,890
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Mar. 31, 2023	0
Ending balance, temporary equity at Mar. 31, 2023	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,505						3,505
Repurchase of equity instruments	(7,650)						(7,650)
Net loss	$ (63,312)									(63,312)
Issuance of common stock upon exercise of options (in shares)	472,000			470,843
Issuance of common stock upon exercise of options	$ 746						746
Foreign currency translation adjustments	$ (49)												(49)
Ending balance, Common stock, shares outstanding (in shares) at Mar. 31, 2023	195,451,596			195,451,596
Balance at the end at Mar. 31, 2023	$ 229,812			$ 19			$ 988,188			$ (761,086)			$ 2,691
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Temporary equity, shares outstanding (in shares)	0
Class A common stock subject to possible redemption	$ 0